FORM 13F COVER PAGE


Report for Quarter Ended:  June 30, 2000

Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              August 10, 2000

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $107,039


List of Other Included Managers:

No.   13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     3963   323500 SH       SOLE                   323500
Allen Telecom Inc.             COM              018091108    11177   631900 SH       SOLE                   631900
Arrow Electronics Inc.         COM              042735100     1925    62100 SH       SOLE                    62100
Atlantis Plastics              COM              049156102     4113   671506 SH       SOLE                   671506
Black & Decker                 COM              091797100     6567   167050 SH       SOLE                   167050
Boeing Co.                     COM              097023105     4293   102672 SH       SOLE                   102672
Carnival Corp.                 COM              143658102      195    10000 SH       SOLE                    10000
Cascade Corp.                  COM              147195101     8072   676150 SH       SOLE                   676150
Claire's Stores                COM              179584107     7325   380500 SH       SOLE                   380500
Federal Home Loan              COM              313400301     3263    80575 SH       SOLE                    80575
Flowers Industries             COM              343496105     1396    70000 SH       SOLE                    70000
Gainsco Inc.                   COM              363127101     3478   695500 SH       SOLE                   695500
Honeywell Int'l.               COM              438516106     7108   211004 SH       SOLE                   211004
IDEX Corp.                     COM              45167R104     1970    62400 SH       SOLE                    62400
Kushner-Locke Co.              COM              501337406      631   315500 SH       SOLE                   315500
M & T Bank Corporation         COM              55261F104     2228     4950 SH       SOLE                     4950
Mark IV                        COM              570387100     6842   327777 SH       SOLE                   327777
Midway Games                   COM              598148104     3483   432009 SH       SOLE                   432009
Monterey Pasta                 COM              612570101      249    59371 SH       SOLE                    59371
North Fork Bancorp             COM              659424105     1030    68100 SH       SOLE                    68100
Ogden Corp.                    COM              676346109      500    55500 SH       SOLE                    55500
Pier 1 Imports                 COM              720279108     5078   520811 SH       SOLE                   520811
Rollins, Inc.                  COM              775711104      372    25000 SH       SOLE                    25000
S&P Midcap 400 Dep Rec Spdrs   COM              595635103     2476    27900 SH       SOLE                    27900
Saflink Corp.                  COM              786578104      163    59442 SH       SOLE                    59442
Santa Fe Snyder Corp.          COM              80218K105     1232   108300 SH       SOLE                   108300
Sport-Haley Inc.               COM              848925103     1277   309600 SH       SOLE                   309600
Tractor Supply Co.             COM              892356106      451    27250 SH       SOLE                    27250
Trinity Industries             COM              896522109     4591   248150 SH       SOLE                   248150
U. S. Search.com               COM              903404101       23    11500 SH       SOLE                    11500
United Technologies            COM              913017109     4553    77330 SH       SOLE                    77330
WMS Industries                 COM              929297109     6379   413200 SH       SOLE                   413200
Washington Federal Inc.        COM              938824109      639    35000 SH       SOLE                    35000